Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Short-term deposits	$ 170,000	$ 13,894
Cash at bank and on hand	79,299	68,750
Total	$ 249,299	$ 82,644	$ 295,572	$ 105,364